Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment information
Total revenues	$ 4,946,132	$ 4,353,783	$ 3,876,676	$ 3,730,705	$ 3,716,480	$ 3,311,532	$ 3,005,460	$ 2,673,731	$ 16,907,296	$ 12,707,203	$ 11,468,646
Other									1,174	844	462
Depreciation and amortization									209,020	180,239	192,932
Operating (Loss) Income									(17,174)	205,925	(148,699)
Additions to property, plant and equipment and intangible assets									165,518	388,925	782,112
Long-lived assets, net	3,636,368				3,857,984				3,636,368	3,857,984
Total assets	6,151,122				6,320,379				6,151,122	6,320,379
Operating segment | Crude oil logistics
Segment information
Total revenues									2,260,075	1,666,884	3,217,079
Depreciation and amortization									80,387	54,144	39,363
Operating (Loss) Income									122,904	(17,475)	(40,745)
Additions to property, plant and equipment and intangible assets									36,762	168,053	447,952
Long-lived assets, net	1,638,558				1,724,805				1,638,558	1,724,805
Total assets	2,285,813				2,538,768				2,285,813	2,538,768
Operating segment | Crude oil logistics | Crude oil sales
Segment information
Total revenues									2,151,203	1,603,667	3,170,891
Operating segment | Crude oil logistics | Crude oil transportation and other
Segment information
Total revenues									122,786	70,027	55,882
Operating segment | Water solutions
Segment information
Total revenues									229,139	159,601	185,001
Depreciation and amortization									98,623	101,758	91,685
Operating (Loss) Income									(24,231)	44,587	(313,673)
Additions to property, plant and equipment and intangible assets									102,261	109,008	243,308
Long-lived assets, net	1,256,143				1,261,944				1,256,143	1,261,944
Total assets	1,323,171				1,301,415				1,323,171	1,301,415
Operating segment | Water solutions | Service fees
Segment information
Total revenues									149,114	110,049	136,710
Operating segment | Water solutions | Recovered hydrocarbons
Segment information
Total revenues									58,948	31,103	41,090
Operating segment | Water solutions | Other revenues
Segment information
Total revenues									21,077	18,449	7,201
Operating segment | Liquids
Segment information
Total revenues									2,215,985	1,537,172	1,273,992
Depreciation and amortization									24,937	19,163	15,642
Operating (Loss) Income									(93,113)	43,252	76,173
Additions to property, plant and equipment and intangible assets									25,023	66,864	50,533
Long-lived assets, net	501,302				619,204				501,302	619,204
Total assets	717,690				767,597				717,690	767,597
Operating segment | Liquids | Other revenues
Segment information
Total revenues									22,548	32,648	35,943
Operating segment | Liquids | Propane sales
Segment information
Total revenues									1,203,486	807,172	618,919
Operating segment | Liquids | Butane sales
Segment information
Total revenues									562,066	391,265	317,994
Operating segment | Liquids | Other product sales
Segment information
Total revenues									432,570	308,031	302,181
Operating segment | Refined products and renewables
Segment information
Total revenues									12,200,923	9,342,702	6,792,112
Depreciation and amortization									1,294	1,562	40,861
Operating (Loss) Income									56,740	222,546	226,951
Additions to property, plant and equipment and intangible assets									0	42,175	25,147
Long-lived assets, net	208,849				215,637				208,849	215,637
Total assets	1,204,633				988,073				1,204,633	988,073
Operating segment | Refined products and renewables | Service fees
Segment information
Total revenues									300	10,963	108,221
Operating segment | Refined products and renewables | Refined products sales
Segment information
Total revenues									11,827,222	8,884,976	6,294,008
Operating segment | Refined products and renewables | Renewables sales
Segment information
Total revenues									373,669	447,232	390,753
Operating segment | Assets held for sale
Segment information
Total assets	517,604				619,420				517,604	619,420
Corporate, non-segment
Segment information
Depreciation and amortization									3,779	3,612	5,381
Operating (Loss) Income									(79,474)	(86,985)	(97,405)
Additions to property, plant and equipment and intangible assets									1,472	2,825	15,172
Long-lived assets, net	31,516				36,394				31,516	36,394
Total assets	102,211				105,106				102,211	105,106
Elimination of intersegment sales | Crude oil logistics
Segment information
Total revenues									(13,914)	(6,810)	(9,694)
Elimination of intersegment sales | Liquids
Segment information
Total revenues									(4,685)	(1,944)	(1,045)
Elimination of intersegment sales | Refined products and renewables
Segment information
Total revenues									(268)	(469)	$ (870)
Non-US | Liquids
Segment information
Long-lived assets, net	600				700				600	700
Total assets	$ 27,500				$ 7,900				$ 27,500	$ 7,900